AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 19, 2021

FILE NO. 002-86082

FILE NO. 811-03833-01

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 134

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 135

MAINSTAY VP FUNDS TRUST

(exact name of registrant as specified in charter)

51 MADISON AVENUE,

NEW YORK, NEW YORK 10010

(address of principal executive office)
REGISTRANT’S TELEPHONE NUMBER: (212) 576-7000

Copy to:

J. Kevin Gao, Esq. MainStay VP Funds Trust 30 Hudson Street Jersey City, NJ 07302	Thomas C. Bogle, Esq. Corey F. Rose, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on November 18, 2021, pursuant to paragraph (b)(1) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on ___________, pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on ___________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

Post-Effective Amendment No. 112 (the “Amendment”) to the Registration Statement of MainStay VP Funds Trust (“Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on April 6, 2020 for MainStay VP Defensive ETF Allocation Portfolio, MainStay VP Conservative ETF Allocation Portfolio, MainStay VP Moderate ETF Allocation Portfolio, MainStay VP Moderate Growth ETF Allocation Portfolio and MainStay VP Growth ETF Allocation Portfolio. Pursuant to Rule 485(a)(2), the Amendment would have become effective on June 30, 2020. Post-Effective Amendment No. 115 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 29, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 116 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August 26, 2020 as the new date upon which the Amendment would have become effective. Post-Effective Amendment No. 117 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 24, 2020 as the new date upon which the Amendment would have become effective. Post-Effective Amendment No. 118 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 22, 2020 as the new date upon which the Amendment would have become effective. Post-Effective Amendment No. 119 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 19, 2020 as the new date upon which the Amendment would have become effective. Post-Effective Amendment No. 120 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 17, 2020 as the new date upon which the Amendment would have become effective. Post-Effective Amendment No. 121 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 14, 2021 as the new date upon which the Amendment would have become effective. Post-Effective Amendment No. 122 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 11, 2021 as the new date upon which the Amendment would have become effective. Post-Effective Amendment No. 123 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating March 11, 2021 as the new date upon which the Amendment would have become effective. Post-Effective Amendment No. 125 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 8, 2021 as the new date upon which the Amendment would have become effective. Post-Effective Amendment No. 126 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 6, 2021 as the new date upon which the Amendment would have become effective. Post-Effective Amendment No. 128 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 3, 2021 as the new date upon which the Amendment would have become effective. Post-Effective Amendment No. 129 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 1, 2021 as the new date upon which the Amendment would have become effective. Post-Effective Amendment No. 130 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 29, 2021 as the new date upon which the Amendment would have become effective. Post-Effective Amendment No. 131 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August 26, 2021 as the new date upon which the Amendment would have become effective. Post-Effective Amendment No. 132 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 23, 2021 as the new date upon which the Amendment would have become effective. Post-Effective Amendment No. 133 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 21, 2021 as the new date upon which the Amendment would have become effective. This Post-Effective Amendment No. 134 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 18, 2021 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 134 incorporates by reference the information contained in Parts A and B of the Amendment. This Post-Effective Amendment No. 134 does not affect the currently effective Prospectuses and Statement of Additional Information for the other series and classes of the Registrant’s shares.

This filing relates only to MainStay VP Defensive ETF Allocation Portfolio, MainStay VP Conservative ETF Allocation Portfolio, MainStay VP Moderate ETF Allocation Portfolio, MainStay VP Moderate Growth ETF Allocation Portfolio and MainStay VP Growth ETF Allocation Portfolio.

PART C. OTHER INFORMATION

ITEM 28. EXHIBITS

a. Declaration of Trust

1. Amended and Restated Declaration of Trust, dated as of August 19, 2016 – Previously filed with Post-Effective Amendment No. 89 as Exhibit (a)(1) on September 12, 2016*

b. By-Laws

1. By-Laws of the Registrant dated December 15, 2010, as Amended and Restated June 4, 2015 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (b)(1) on May 2, 2016*

c. Instruments Defining Rights of Security Holders

1. See the Declaration of Trust and the By-Laws (see above)

d. Investment Advisory Contracts

1. Amended and Restated Management Agreement dated May 1, 2015 between the Registrant and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 80 as Exhibit (d)(1) on May 1, 2015*

a. Amendment dated January 15, 2016 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (d)(1)(a) on May 2, 2016*

b. Amendment dated May 1, 2016 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (d)(1)(b) on May 2, 2016*

c. Amendment dated July 29, 2016 – Previously filed with Post-Effective Amendment No. 96 as Exhibit (d)(1)(c) on August 10, 2017*

d. Amendment dated March 13, 2017 – Previously filed with Post-Effective Amendment No. 96 as Exhibit (d)(1)(d) on August 10, 2017*

e. Amendment dated August 4, 2017 – Previously filed with Post-Effective Amendment No. 96 as Exhibit (d)(1)(e) on August 10, 2017*

f. Amendment dated May 1, 2018 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (d)(1)(f) on September 10, 2018*

g. Amendment dated September 10, 2018 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (d)(1)(g) on September 10, 2018*

h. Amendment dated October 1, 2018 – Previously filed with Post-Effective Amendment No. 103 as Exhibit (d)(1)(h) on November 30, 2018*

i. Amendment dated November 30, 2018 – Previously filed with Post-Effective Amendment No. 103 as Exhibit (d)(1)(i) on November 30, 2018*

j. Amendment dated May 1, 2019 - Previously filed with Post-Effective Amendment No. 110 as Exhibit (d)(1)(j) on September 4, 2019*

k. Amendment dated February 28, 2020 – Previously filed with Post-Effective Amendment No. 111 as Exhibit (d)(1)(k) on February 19, 2020*

l. Amendment dated May 1, 2020 – Previously filed with Post-Effective Amendment No. 113 as Exhibit (d)(1) on April 16, 2020*

m. Amendment dated May 1, 2021 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (d)(1)(m) on April 23, 2021*

2. Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners, Inc. dated March 31, 2017 – Previously filed as Exhibit (d)(2) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*

a. Amendment dated May 8, 2017 – Previously filed as Exhibit (d)(2) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*

b. Amendment dated February 28, 2019 – Previously filed with Post-Effective Amendment 107 as Exhibit (d)(2)(b) on April 18, 2019*

c. Amendment dated April 1, 2019 – Previously filed with Post-Effective Amendment No. 107 as Exhibit (d)(2)(c) on April 18, 2019*

d. Amendment dated May 1, 2019 - Previously filed with Post-Effective Amendment No. 110 as Exhibit (d)(2)(d) on September 4, 2019*

e. Amendment dated April 26, 2021 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (d)(2)(e) on April 23, 2021*

3. Subadvisory Agreement dated January 1, 2018 between New York Life Investment Management LLC and MacKay Shields LLC –Previously filed with Post-Effective Amendment No. 97 as Exhibit (d)(3) on April 13, 2018*

a. Amendment dated February 28, 2018 – Previously filed with Post-Effective Amendment No. 97 as Exhibit (d)(3)(a) on April 13, 2018*

b. Amendment dated May 1, 2018 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (d)(3)(b) on September 10, 2018*

c. Amendment dated May 22, 2018 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (d)(3)(c) on September 10, 2018*

d. Amendment dated November 30, 2018 – Previously filed with Post-Effective Amendment No. 103 as Exhibit (d)(3)(d) on November 30, 2018*

e. Amendment dated February 28, 2019 – Previously filed with Post-Effective Amendment No. 107 as Exhibit (d)(3)(e) on April 18, 2019*

f. Amendment dated April 1, 2019 – Previously filed with Post-Effective Amendment No. 107 as Exhibit (d)(3)(f) on April 18, 2019*

g. Amendment dated May 1, 2019 – Previously filed with Post-Effective Amendment No. 110 as Exhibit (d)(3)(g) on September 4, 2019*

h. Amendment dated June 21, 2019 - Previously filed with Post-Effective Amendment No. 110 as Exhibit (d)(3)(h) on September 4, 2019*

i. Amendment dated June 28, 2019 - Previously filed with Post-Effective Amendment No. 110 as Exhibit (d)(3)(i) on September 4, 2019*

j. Amendment dated February 26, 2020 – Previously filed with Post-Effective Amendment No. 113 as Exhibit (d)(3)(j) on April 16, 2020*

k. Amendment dated February 28, 2020 – Previously filed with Post-Effective Amendment No. 113 as Exhibit (d)(3)(k) on April 16, 2020*

l. Amendment dated August 31, 2020 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (d)(3)(l) on April 23, 2021*

m. Amendment dated February 28, 2021 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (d)(3)(m) on April 23, 2021*

n. Amendment dated March 5, 2021 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (d)(3)(n) on April 23, 2021*

o. Amendment dated April 26, 2021 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (d)(3)(o) on April 23, 2021*

p. Amendment dated May 1, 2021 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (d)(3)(p) on April 23, 2021*

4. Subadvisory Agreement dated October 1, 2014 between New York Life Investment Management LLC and Winslow Capital Management LLC – Previously filed with Post-Effective Amendment No. 96 as Exhibit (d)(6) on August 10, 2017*

a. Amendment dated February 28, 2016 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (d)(6)(b) on May 2, 2016*

b. Amendment dated May 1, 2020 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (d)(4)(b) on April 23, 2021*

5. Subadvisory Agreement dated May 30, 2017 between New York Life Investment Management LLC and Janus Capital Management LLC – Previously filed with Post-Effective Amendment No. 96 as Exhibit (d)(8) on August 10, 2017*

6. Subadvisory Agreement dated November 30, 2018 between New York Life Investment Management LLC and BNY Mellon Asset Management North America Corporation – Previously filed with Post-Effective Amendment No. 103 as Exhibit (d)(7) on November 30, 2018*

a. Amendment dated May 1, 2021 – Previously filed with Post-Effective Amendment No. 129 as Exhibit (d)(6)(a) on June 1, 2021*

7. Subadvisory Agreement dated February 3, 2012 between New York Life Investment Management LLC and Pacific Investment Management Company LLC – Previously filed with Post-Effective Amendment No. 66 as Exhibit (d)(12) on April 11, 2012*

8. Subadvisory Agreement dated February 13, 2012 between New York Life Investment Management LLC and T. Rowe Price Associates, Inc. – Previously filed with Post-Effective Amendment No. 66 as Exhibit (d)(13) on April 11, 2012*

a. Amendment dated October 1, 2018 – Previously filed with Post-Effective Amendment No. 103 as Exhibit (d)(9)(a) on November 30, 2018*

b. Amendment dated February 19, 2021 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (d)(8)(b) on April 23, 2021*

9. Subadvisory Agreement dated November 30, 2018 between New York Life Investment Management LLC and FIAM LLC – Previously filed with Post-Effective Amendment No. 103 as Exhibit (d)(10) on November 30, 2018*

10. Subadvisory Agreement dated November 15, 2017 between New York Life Investment Management LLC and Candriam Belgium –

Amendment dated February 28, 2018 – Previously filed with Post-Effective Amendment No. 97 as Exhibit (d)(11) on April 13, 2018*

a. Amendment dated February 28, 2018 – Previously filed with Post-Effective Amendment No. 97 as Exhibit (d)(11)(a) on April 13, 2018*

b. Amendment dated May 1, 2018 – Previously filed with Post-Effective Amendment No. 107 as exhibit (d)(11)(b) on April 18, 2019*

c. Amendment dated May 1, 2021 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (d)(10)(c) on April 23, 2021*

11. Subadvisory Agreement dated May 1, 2014 between New York Life Investment Management LLC and NYL Investors LLC –

Previously filed with Post-Effective Amendment No. 80 as Exhibit (d)(17) on May 1, 2015*

a. Amendment dated May 1, 2015 – Previously filed with Post-Effective Amendment No. 89 as Exhibit (d)(16)(a) on September 12, 2016*

b. Amendment dated May 1, 2017 – Previously filed with Post-Effective Amendment No. 96 as Exhibit (d)(16)(b) on August 10, 2017*

12. Subadvisory Agreement dated September 10, 2018 between New York Life Investment Management LLC and IndexIQ Advisors LLC – Previously filed with Post-Effective Amendment No. 101 as Exhibit (d)(15) on September 10, 2018*

13. Subadvisory Agreement dated February 28, 2020 between New York Life Investment Management LLC and CBRE Clarion Securities LLC - Previously filed with Post-Effective Amendment No. 111 as Exhibit (d)(15) on February 19, 2020*

14. Subadvisory Agreement dated May 1, 2020 between New York Life Investment Management LLC and Brown Advisory LLC – Previously filed with Post-Effective Amendment No. 127 as Exhibit (d)(14) on April 23, 2021*

15. Subadvisory Agreement dated May 1, 2020 between New York Life Investment Management LLC and Segall Bryant & Hamill LLC – Previously filed with Post-Effective Amendment No. 127 as Exhibit (d)(15) on April 23, 2021*

16. Subadvisory Agreement dated March 5, 2021 between New York Life Investment Management LLC and Wellington Management Company LLP - Previously filed with Post-Effective Amendment No. 127 as Exhibit (d)(16) on April 23, 2021*

e. Underwriting Contracts

1. Amended and Restated Distribution and Service Agreement dated May 1, 2016 (Service and Service 2) – Previously filed with Post-Effective Amendment No. 88 as Exhibit (e)(1) on May 2, 2016*

f. Not Applicable

g. Custodian Agreements

1. Global Custody Agreement with JPMorgan Chase Bank, National Association dated June 22, 2020 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (g)(1) on April 23, 2021*

h. Other Material Contracts

1. Amended and Restated Fund Participation Agreement between and among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc. and New York Life Investment Management LLC dated June 30, 2010 – Previously filed with Post-Effective Amendment No. 56 as Exhibit (h)(1) on April 29, 2011*

a. Assignment and Amendment dated April 29, 2011 – Previously filed with Post-Effective Amendment No. 56 as Exhibit (h)(1)(a) on April 29, 2011*

b. Addendum dated February 17, 2012 – Previously filed with Post-Effective Amendment No. 66 as Exhibit (h)(1)(b) on April 11, 2012*

c. Amendment dated January 15, 2016 – Previously filed with Post-Effective Amendment No. 89 as Exhibit (h)(1)(c) on September 12, 2016*

d. Amendment dated May 1, 2016 – Previously filed with Post-Effective Amendment No. 89 as Exhibit (h)(1)(d) on September 12, 2016*

2. Form of Stock License Agreement relating to the use of the New York Life name and service marks – Previously filed as Exhibit (h) (2) to Post-Effective Amendment No. 28 as Exhibit (h)(2) filed on April 14, 2000*

3. Master Administration Agreement between MainStay VP Series Fund, Inc. and New York Life Insurance and Annuity Corporation – Previously filed with Post-Effective Amendment No. 30 as Exhibit (h)(3) filed on April 13, 2001*

a. Form of Substitution Agreement substituting NYLIM for NYLIAC – Previously filed with Post-Effective Amendment No. 30 as Exhibit (h)(3)(a) filed on April 13, 2001*

b. Administration Agreement Supplements – Previously filed with Post-Effective Amendment No. 41 as Exhibit (h)(4) filed on April 5, 2005*

4. Amended and Restated Expense Limitation Agreement dated May 1, 2021 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (h)(4) on April 23, 2021*

5. Notice of Contractual Fee Waiver dated May 1, 2015 (Janus and Eagle) – Previously filed with Post-Effective Amendment No. 80 as Exhibit (h)(5) on May 1, 2015*

6. Notice of Contractual Fee Waiver dated February 29, 2016 (Large Cap Growth) – Previously filed with Post-Effective Amendment No. 88 as Exhibit (h)(6) on May 2, 2016*

7. Amended and Restated Transfer Agency and Service Agreement with NYLIM Service Company LLC dated October 1, 2008 –Previously filed as Exhibit (h)(1)(a) with Pre-Effective Amendment No. 2 to MainStay Funds Trust’s Registration Statement on October 30, 2009.*

a. Amendment dated April 11, 2016 to the Amended and Restated Transfer Agency Agreement dated October 1, 2008 –Previously filed with Post-Effective Amendment No. 88 as Exhibit (h)(7)(a) on May 2, 2016*

b. Amendment dated June 30, 2016 – Previously filed as Exhibit (h)(1)(a)(xi) to Post-Effective Amendment No. 100 to MainStay Funds Trust’s Registration Statement on September 12, 2016*

c. Amendment dated March 13, 2017 – Previously filed as Exhibit (h)(1)(a)(xii) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*

d. Amendment dated April 11, 2017 – Previously filed as Exhibit (h)(1)(a)(xiii) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*

e. Amendment dated May 8, 2017 – Previously filed as Exhibit (h)(1)(a)(xiv) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*

f. Amendment dated November 15, 2017 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (h)(7)(f) on September 10, 2018*

g. Amendment dated February 28, 2018 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (h)(7)(g) on September 10, 2018*

h. Amendment dated May 22, 2018 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (h)(7)(h) on September 10, 2018*

i. Amendment dated July 2, 2018 – Previously filed with Post-Effective Amendment No. 101 as Exhibit (h)(7)(i) on September 10, 2018*

j. Amendment dated November 30, 2018 – Previously filed with Post-Effective Amendment No. 103 as Exhibit (h)(7)(j) on November 30, 2018*

k. Amendment dated February 28, 2019 – Previously filed with Post-Effective Amendment No. 107 as exhibit (h)(7)(k) on April 18, 2019*

l. Amendment dated April 1, 2019 – Previously filed with Post-Effective Amendment No. 107 as Exhibit (h)(7)(l) on April 18, 2019*

m. Amendment dated June 14, 2019 – Previously filed with Post-Effective Amendment No. 110 as Exhibit (h)(7)(m) on September 4, 2019*

n. Amendment dated November 1, 2019 - Previously filed with Post-Effective Amendment No. 111 as Exhibit (h)(7)(n) on February 19, 2020*

o. Amendment dated February 26, 2020 – Previously filed with Post-Effective Amendment No. 113 as Exhibit (h)(7)(o) on April 16, 2020*

p. Amendment dated May 1, 2020 – Previously filed with Post-Effective Amendment No. 113 as Exhibit (h)(7)(p) on April 16, 2020*

8. Fund Participation Agreement dated May 1, 2016 with Nationwide – Previously filed with Post-Effective Amendment No. 88 as Exhibit (h)(8) on May 2, 2016*

9. Shareholder Services Plan for Service 2 Class adopted December 2015 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (h)(9) on May 2, 2016*

10. Appointment of Agent for Service (VP Cayman Sub) – Previously filed with Post-Effective Amendment No. 89 as Exhibit (h)(10) on September 12, 2016*

11. Fund Participation Agreement dated May 1, 2017 with Jefferson National – Previously filed with Post-Effective Amendment No. 96 as Exhibit (h)(11) on August 10, 2017*

i. Opinion of Counsel

1. Legal Opinion of Dechert LLP – Previously filed with Post-Effective Amendment No. 127 as Exhibit (i)(1) on April 23, 2021*

j. Other Opinions

1. Consent of Independent Registered Public Accounting Firm – Previously filed with Post-Effective Amendment No. 127 as Exhibit (j)(1) on April 23, 2021*

k. Not applicable

l. Not applicable

m. Rule 12b-1 Plan

1. 12b-1 Distribution and Service Plan for Service Class dated January 15, 2016 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (m)(1) on May 2, 2016*

2. 12b-1 Distribution and Service Plan for Service 2 Class dated May 1, 2016 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (m)(2) on May 2, 2016*

n. Rule 18f-3 Plan

1. Amended 18f-3 Plan dated May 1, 2016 – Previously filed with Post-Effective Amendment No. 88 as Exhibit (n)(1) on May 2,

2016*

o. Reserved

p. Codes of Ethics

1. Code of Ethics of the Registrant dated December 2019 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (p)(1) on April 23, 2021*

2. New York Life Investment Management Holdings LLC’s Code of Ethics dated June 2020 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (p)(2) on April 23, 2021*

3. Nuveen Investments Inc.’s (Winslow) Code of Ethics dated August 2020 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (p)(3) on April 23, 2021*

4. Epoch Investment Partners, Inc.’s Code of Ethics dated October 2020 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (p)(4) on April 23, 2021*

5. Janus Capital Management LLC’s Code of Ethics dated November 2020 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (p)(5) on April 23, 2021*

6. BNY Mellon Code of Conduct dated January 2019 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (p)(6) on April 23, 2021*

7. Pacific Investment Management Company LLC’s Code of Ethics dated January 2021 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (p)(7) on April 23, 2021*

8. T. Rowe Price Associates, Inc.’s Code of Ethics dated March 2021 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (p)(8) on April 23, 2021*

9. Fidelity 2019 Code of Ethics – Previously filed with Post-Effective Amendment No. 107 as Exhibit (p)(12) on April 18, 2019*

10. Candriam Belgium/France/Luxembourg’s Code of Ethics dated January 2018 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (p)(10) on April 23, 2021*

11. Brown Advisory LLP Code of Ethics – Previously filed with Post-Effective Amendment No. 113 as Exhibit (p)(12) on April 16, 2020*

12. Segall Bryant & Hammill Code of Ethics (October 2018) – Previously filed with Post-Effective Amendment No. 113 as Exhibit (p)(13) on April 16, 2020*

13. CBRE Clarion Code of Ethics dated December 2019 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (p)(13) on April 23, 2021*

14. Wellington Management Company LLC Code of Ethics dated September 2020 – Previously filed with Post-Effective Amendment No. 127 as Exhibit (p)(14) on April 23, 2021*

Other Exhibits

1. Powers of Attorney – Previously filed with Post-Effective Amendment No. 55 as Exhibit “Other” filed on April 14, 2011*

2. Powers of Attorney – Previously filed with Post-Effective Amendment No. 85 as Exhibit “Other” filed on February 12, 2016*

3. Powers of Attorney (Blunt, Chow & Perold) – Previously filed with Post-Effective Amendment No. 86 as Exhibit “Other” filed on March 1, 2016*

4. Power of Attorney (Hung) – Previously filed with Post-Effective Amendment No. 90 as Exhibit “Other” filed on January 30, 2017*

* Incorporated by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Shares of MainStay VP Funds Trust (the “Registrant”) are currently offered only to separate accounts of New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), for allocation to, among others, NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II, NYLIAC Variable Annuity Separate Account-III , NYLIAC Variable Annuity Separate Account-IV, NYLIAC MFA Separate Account I, NYLIAC MFA Separate Account II, VLI Separate Account, NYLIAC Variable Universal Life Separate Account-I, NYLIAC Variable Universal Life Separate Account-II, Corporate Sponsored Variable Universal Life Separate Account I, Private Placement Variable Universal Life Separate Account I and Private Placement Variable Universal Life Separate Account II (the “Variable Separate Accounts”). The Variable Separate Accounts are segregated asset accounts of NYLIAC. NYLIAC has provided the initial investment in the Variable Separate Accounts; and its affiliate, New York Life Investment Management LLC serves as investment adviser to the Portfolios.

The following chart lists entities in which New York Life Insurance Company ("NYLIC"), directly or indirectly, (1) owns more than 50% of the voting interests in, or otherwise exercises control over, the entity (each such entity, a “subsidiary”) or (2) owns between 10% and 50% of the voting securities in the entity (each such entity, an “affiliate”). Unless otherwise indicated, ownership is 100% of voting securities. Details on ownership of voting securities are noted in footnotes. Third party ownership of entities is not included. Subsidiaries of subsidiaries are indented.

This listing does not include NYLIC or subsidiary ownership in any mutual funds or separate accounts.

NYL Investors LLC (Delaware)

 NYL Investors (U.K.) Limited (United Kingdom)

 NYL Investors REIT Manager LLC (Delaware)

NYLIM Holdings NCVAD GP, LLC (Delaware)

   McMorgan Northern California Value Add/Development Fund I, LP (Delaware) (50%)

   MNCVAD-OFC RIDDER PARK CA LLC (Delaware)

    MNCVAD-GRAYMARK RIDDER (Delaware) (97.50%)

 NYL Investors NCVAD II GP, LLC (Delaware)

  McMorgan Northern California Value Add/Development Fund II, LP (Delaware) (50%)

   MNCVAD II-MF HENLEY CA LLC (Delaware)

    MNCVAD II-SP HENLEY JV LLC (Delaware) (90%)

     MNCVAD II-SP HENLEY OWNER (Delaware)

   MNCVAD II-OFC 770 L Street CA LLC (Delaware)

   MNCVAD II-MF UNION CA LLC (Delaware)

    MNCVAD II- HOLLIDAY UNION JV LLC (Delaware) (90%)

   MNCVAD II-OFC HARBORS CA LLC (Delaware)

    MNCVAD II-SEAGATE HARBORS LLC (Delaware) (LLC: 90%)

   MNCVAD II-OFC 630 K Street CA LLC (Delaware)

 MSSDF GP LLC (Delaware)

MSSDF Member LLC (Delaware) (NYLIC: 35%, NYLIAC: 65%)

 Madison Square Structured Debt Fund LP (Delaware) (NYLIC: 14%, NYLIAC: 26.3%)

   MSSDF REIT LLC (Delaware)

    MSSDF REIT Funding Sub I LLC (Delaware)

    MSSDF REIT Funding Sub II LLC (Delaware)

    MSSDF REIT Funding Sub III LLC (Delaware)

    MSSDF REIT Funding Sub IV LLC (Delaware)

 MSVEF GP LLC (Delaware)

MCPF GP LLC (Delaware)

Madison Core Property Fund LP (Delaware) (NYL Investors is Non Member Manager 0.00%)8

MCPF Holdings Manager LLC (Delaware)

MCPF MA Holdings LLC (Delaware)

MCPF Holdings LLC (Delaware)

 MADISON-IND TAMARAC FL LLC (Delaware)

MIREF 1500 Quail, LLC (Delaware)

 MIREF Mill Creek, LLC (Delaware)

 MIREF Gateway, LLC (Delaware)

MIREF Gateway Phases II and III, LLC (Delaware)

 MIREF Delta Court, LLC (Delaware)

 MIREF Fremont Distribution Center, LLC (Delaware)

 MIREF Century, LLC (Delaware)

 MIREF Saddle River LLC (Delaware)

 MIREF Newpoint Commons, LLC (Delaware)

 MIREF Northsight, LLC (Delaware)

 MIREF Riverside, LLC (Delaware)

 MIREF Corporate Woods, LLC (Delaware)

 MIREF Bedminster, LLC (Delaware)

 Barton’s Lodge Apartments, LLC (Delaware) (90%)

 MIREF Marketpointe, LLC (Delaware)

 MIREF 101 East Crossroads, LLC (Delaware)

  101 East Crossroads, LLC (Delaware)

 MIREF Hawthorne, LLC (Delaware)

 MIREF Auburn 277, LLC (Delaware)

 MIREF Sumner North, LLC (Delaware)

 MIREF Wellington, LLC (Delaware)

 MIREF Warner Center, LLC (Delaware)

 MADISON-MF Duluth GA LLC (Delaware)

 MADISON-OFC Centerstone I CA LLC (Delaware)

 MADISON-OFC Centerstone III CA LLC Delaware)

 MADISON-MOB Centerstone IV CA LLC (Delaware)

 MADISON-OFC Centerpoint Plaza CA LLC (Delaware)

 MADISON-IND Logistics NC LLC (Delaware)

  MCPF-LRC Logistics LLC (Delaware) (90%)

 MADISON-MF Desert Mirage AZ LLC (Delaware)

 MADISON-OFC One Main Place OR LLC (Delaware)

 MADISON-IND Fenton MO LLC (Delaware)

 MADISON-IND Hitzert Roadway MO LLC (Delaware)

 MADISON-MF Hoyt OR LLC (Delaware)

 MADISON-RTL Clifton Heights PA LLC (Delaware)

 MADISON-IND Locust CA LLC (Delaware)

 MADISON-OFC Weston Pointe FL LLC (Delaware)

 MADISON-SP Henderson LLC (Delaware) (90%)

 MADISON-IND VISTA LOGISTICS OR LLC (Delaware)

  MADISON-SPECHT VISTA LOGISTICS LLC (Delaware) (95%)

  MADISON-MF MCCADDEN CA LLC (Delaware)

  MADISON-OFC 1201 WEST IL LLC (Delaware)

   MADISON-MCCAFFERY 1201 WEST IL LLC (Delaware) (92.5%)

  MADISON-MF CRESTONE AZ LLC (Delaware)

  MADISON-MF TECH RIDGE TX LLC (Delaware)

MSVEF Investor LLC (Delaware)

 MSVEF Feeder LP (Delaware) (55.56%)

  MSVEF REIT LLC (Delaware) (55.56%)

   Madison Square Value Enhancement Fund LP (Delaware) (51%)

    MSVEF-MF Evanston GP LLC (Delaware) (51%)

MSVEF-MF Evanston IL LP (Delaware) (51%)

    MSVEF-MF HUNTINGTON PARK GP LLC (Delaware)

     MSVEF-MF HUNTINGTON PARK WA LP (Delaware)

    MSVEF-OFC Tampa GP LLC

     MSVEF-OFC WFC Tampa FL LP

      MSVEF-FG WFC Tampa JV LP

       MSVEF-OFC WFC Tampa PO GP LLC

        MSVEF-FG WFC Property Owner LP

    MSVEF-IND Commerce 303 GP LLC (Delaware)

     MSVEF-IND Commerce 303 AZ LP (Delaware)

      MSVEF-SW Commerce 303 JV LP (Delaware)

CIGNA Life Insurance Company of New York (New York)

Life Insurance Company of North America (Pennsylvania)

 LINA Benefit Payments, Inc. (Delaware)

NYL Real Assets LLC (Delaware)

NYL Emerging Manager LLC (Delaware)

NYL Wind Investments LLC (Delaware)

NYLIFE Insurance Company of Arizona (Arizona)

NYLIC HKP Member LLC (Delaware) (NYLIC: 67.974%; NYLIAC 32.026%)

New York Life Insurance and Annuity Corporation (Delaware)

New York Life Enterprises LLC (Delaware)

SEAF Sichuan SME Investment Fund LLC (Delaware) (39.98%)

 New York Life International Holdings Limited (Mauritius) (84.38%)1

Max Ventures and Industries Limited (India) (21.3%, NYLIC: 1.4%)

NYL Cayman Holdings Ltd. (Cayman Islands)

 NYL Worldwide Capital Investments LLC (Delaware)

Seguros Monterrey New York Life, S.A. de C.V. (Mexico) (99.998%)2

1 NYL Cayman Holdings Ltd. owns 15.62%. [2] NYL Worldwide Capital Investment LLC owns 0.002%.

Administradora de Conductos SMNYL, S.A. de C.V. (Mexico) (99%)

Agencias de Distribucion SMNYL, S.A. de C.V. (”ADIS”) (Mexico) (99%)

Inmobiliaria SMNYL, SA de C.V. (Mexico) (99% ; ADIS: 1%)

NYLIM Jacob Ballas India Holdings IV (Mauritius)

New York Life Investment Management Holdings LLC (Delaware)

 New York Life Investment Management Asia Limited (Cayman Islands)

  Japan Branch

 MacKay Shields LLC (Delaware)

   MacKay Shields Core Plus Opportunities Fund GP LLC (Delaware)

    MacKay Shields Core Plus / Opportunities Fund LP (Delaware)

   MacKay Municipal Managers Opportunities GP LLC (Delaware)

    MacKay Municipal Opportunities Master Fund, L.P. (Delaware)

    MacKay Municipal Opportunities Fund, L.P. (Delaware)

   MacKay Municipal Managers Credit Opportunities GP LLC (Delaware)

    MacKay Municipal Credit Opportunities Master Fund, L.P. (Delaware)

    MacKay Municipal Credit Opportunities Fund, L.P. (Delaware)

    MacKay Municipal Credit Opportunities HL Fund, L.P

   MacKay Municipal Managers Credit Opportunities HL (Cayman) GP LLC (Cayman Is.)

    MacKay Municipal Credit Opportunities HL (Cayman) Fund, LP (Cayman Is.)

   MacKay Municipal Short Term Opportunities Fund GP LLC (Delaware)

    MacKay Municipal Short Term Opportunities Fund LP (Delaware)

   Plainview Funds plc (Ireland) (50%) (MacKay Shields Employee: 50%)

   Plainview Funds plc – MacKay Shields Unconstrained Bond Portfolio (Ireland) (NYLIC: 0.00%; MacKay: 0.13%)

   MacKay Shields High Yield Active Core Fund GP LLC (Delaware)

    MacKay Shields High Yield Active Core Fund LP (Delaware)

  MacKay Shields Credit Strategy Fund Ltd (Cayman Islands)

  MacKay Shields Credit Strategy Partners LP (Delaware)

  MacKay Shields Defensive Bond Arbitrage Fund Ltd. (Bermuda) (13.64%)3

3 NYLIC owns 13.47%, NYLIAC owns 0.00%, and MacKay owns .17% for a total ownership of 13.54%.

  MacKay Shields Core Fixed Income Fund GP LLC (Delaware)

   MacKay Shields Core Fixed Income Fund LP (Delaware)

  MacKay Shields Select Credit Opportunities Fund GP LLC (Delaware)

   MacKay Shields Select Credit Opportunities Fund LP (Delaware)

   MacKay Shields High Yield Crossover Fund LP (Delaware)

 MacKay Shields (International) Ltd. (UK) (“MSIL”)

  MacKay Shields (Services) Ltd. (UK) (“MSSL”)

   MacKay Shields UK LLP (UK) (MSIL: 99%; MSSL: 1%)

  MacKay Municipal Managers Puerto Rico Opportunities GP LLC (Delaware)

   MacKay Puerto Rico Opportunities Funds, L.P. (Delaware)

   MacKay Puerto Rico Opportunities Feeder Fund, L.P. (Cayman Islands)

  MacKay Municipal Managers California Opportunities GP LLC (Delaware)

   MacKay Municipal Managers California Opportunities Fund, L.P. (Delaware)

  MacKay Municipal New York Opportunities GP LLC (Delaware)

   MacKay Municipal New York Opportunities Fund, L.P. (Delaware)

    MacKay Municipal Opportunities HL Fund, L.P. (Delaware)

  MacKay Municipal Capital Trading GP LLC (Delaware)

   MacKay Municipal Capital Trading Master Fund, L.P. (Delaware)

   MacKay Municipal Capital Trading Fund, L.P. (Delaware)

  MacKay Municipal Managers Strategic Opportunities GP LLC (Delaware)

   MacKay Municipal Managers Strategic Opportunities Fund, L.P. (Delaware)

  MacKay Shields US Equity Market Neutral Fund GP LLC (Delaware)

   MacKay Cornerstone US Equity Market Neutral Fund LP (Delaware)

  MacKay Shields Intermediate Bond Fund GP LLC (Delaware)

   MacKay Shields Intermediate Bond Fund LP (Delaware)

  MacKay Shields General Partner (L/S) LLC (Delaware)

   MacKay Shields Long/Short Fund (Master) (Delaware)

  MacKay Municipal Managers Opportunities Allocation GP LLC (Delaware)

   MacKay Municipal Opportunities Allocation Master Fund LP (Delaware)

   MacKay Municipal Opportunities Allocation Fund A LP (Delaware)

   MacKay Municipal Opportunities Allocation Fund B LP (Delaware)

  MacKay Municipal Managers U.S. Infrastructure Opportunities GP LLC (Delaware)

   MacKay Municipal U.S. Infrastructure Opportunities Fund LP (Delaware)

  MacKay Municipal Managers High Yield Select GP LLC (Delaware)

   MacKay Municipal High Yield Select Fund LP (Delaware)

  MacKay Flexible Income Fund GP LLC (Delaware)

   MacKay Flexible Income Fund LP (Delaware)

  MacKay Municipal Managers High Income Opportunities GP LLC (Delaware)

   MacKay Municipal High Income Opportunities Fund LP (Delaware)

Cascade CLO Manager LLC (Delaware)

  MKS CLO Holdings GP LLC (Delaware)

   MKS CLO Holdings, LP (Cayman Is.)

 MKS CLO Advisors, LLC (Delaware)

 MacKay Shields Europe Investment Management Limited (Ireland)

 MacKay Shields European Credit Opportunity Fund Limited (Jersey) (MacKay: 67%, NYLIAC: 33%)

 MKS TALF Opportunities Fund GP, LLC (Delaware)

MacKay Shields TALF 2.0 Opportunities Feeder Fund (Cayman) LP (Cayman Is.)

MacKay Shields TALF 2.0 Opportunities Feeder Fund (Cayman GBP-Hedged) LP (Cayman Is.)

MacKay Shields TALF 2.0 Opportunities Feeder Fund (US) LP (Delaware)

MacKay Shields TALF 2.0 Opportunities Master Fund LP (Delaware)

Cornerstone Capital Management Holdings LLC (Delaware)

  Madison Square Investors Asian Equity Market Neutral Fund GP, LLC (Delaware)

  Cornerstone US Equity Market Neutral Fund, LLC (Delaware)

  Cornerstone Capital Management Large-Cap Enhanced Index Fund GP, LLC (Delaware)

   Cornerstone Capital Management Large-Cap Enhanced Index Fund, L.P. (Delaware)

New York Life Investments Alternatives LLC (Delaware)

  Madison Capital Funding LLC (Delaware) (NYLIC: 21.90%; NYLIAC: 78.10%) (MCF is a Non-Managing Member)

MCF Co-Investment GP LLC (Delaware)

MCF Co-Investment GP LP (Delaware)

   Madison Capital Funding Co-Investment Fund LP (Delaware)

Madison Avenue Loan Fund GP LLC (Delaware)

Madison Avenue Loan Fund LP (Delaware)

 MCF Fund I LLC (Delaware)

MCF Hanwha Fund LLC (Delaware)7 (0 voting ownership)

Ironshore Investment BL I Ltd. (Bermuda)7 (0 voting ownership)

MCF CLO IV LLC (Delaware)7 (NYLIC: 6.7%)

MCF CLO V LLC (Delaware)7 (NYLIC: 5%)

MCF CLO VI LLC (Delaware)7 (0 voting ownership)

MCF CLO VII LLC (f/k/a LMF WF Portfolio III, LLC) (Delaware)7 (0 voting ownership)

MCF CLO VIII Ltd. (Delaware) 7 (0 voting ownership)

 MCF CLO VIII LLC (Delaware)

MCF CLO IX Ltd. (Cayman Islands)7

 MCF CLO IX LLC (Delaware)

MCF KB Fund LLC (Delaware)7 (0 voting ownership)

MCF KB Fund II LLC (Delaware) 7 (0 voting ownership)

MCF Hyundai Fund LLC (Delaware) 7 (0 voting ownership)

MCF Senior Debt Fund–2020 LP7 (0 voting ownership)

Montpelier Carry Parent, LLC (Delaware)

Montpelier Carry, LLC (Delaware)

Montpelier GP, LLC (Delaware)

 Montpelier Fund, L.P. (Delaware)

MCF Mezzanine Carry I LLC (Delaware)9

MCF Mezzanine Fund I LLC (Delaware) (NYLIC: 66.66%; NYLIAC: 33.33%) (MCF is the manager)

MCF PD Fund GP LLC (Delaware)7

 MCF PD Fund LP (Delaware)7

MCF Senior Debt Fund 2019-I GP LLC (Delaware)7

 MCF Senior Debt Fund 2019-I LP (Delaware)7

Warwick Seller Representative, LLC (Delaware)

Young America Holdings, LLC (“YAH”) (Delaware) (36.35%)9

 YAC.ECOM Incorporated (Minnesota)

 Young America, LLC (“YALLC”) (Minnesota)

  Global Fulfillment Services, Inc. (Arizona)

  SourceOne Worldwide, Inc. (Minnesota)

  YA Canada Corporation (Nova Scotia, Canada)

GoldPoint Partners LLC (Delaware)

   New York Life Capital Partners, L.L.C. (Delaware)

   New York Life Capital Partners II, L.L.C. (Delaware)

   New York Life Capital Partners III GenPar GP, LLC (Delaware)

New York Life Capital Partners IV GenPar GP, LLC (Delaware)

  New York Life Capital Partners IV GenPar, L.P. (Delaware)

   New York Life Capital Partners IV, L.P. (Delaware)

   New York Life Capital Partners IV-A, L.P. (Delaware)

GoldPoint Core Opportunities Fund, L.P. (Delaware)

 GoldPoint Core Opportunities Fund II L.P. (Delaware)

GoldPoint Mezzanine Partners IV GenPar GP, LLC (Delaware)

  GoldPoint Mezzanine Partners IV GenPar, LP (Delaware)

   GoldPoint Mezzanine Partners Co-Investment Fund A, LP (Delaware)

   GoldPoint Mezzanine Partners IV, LP (Delaware) (“GPPIVLP”)

    GPP Mezz IV A Blocker LP (Delaware)(“GPPMBA”)

    GPP Mezz IV A Preferred Blocker LP (Delaware)

    GPP Mezz IV B Blocker LP (Delaware) (“GPPMBB”)

    GPP Mezz IV C Blocker LP (Delaware) (“GPPMBC”)

    GPP Mezz IV D Blocker LP (Delaware) (“GPPMBD”)

    GPP Mezz IV E Blocker LPP (Delaware)

GPP Mezz IV ECI Aggregator LP name change from GPP Mezzanine Blocker E, LP (Delaware)

    GPP Mezz IV F Blocker LP (Delaware)

    GPP Mezz IV G Blocker LP (Delaware)

    GPP Mezz IV H Blocker LP (Delaware)

    GPP Mezz IV I Blocker LP (Delaware)

  GoldPoint Mezzanine Partners Offshore IV, L.P. (Cayman Islands)

GoldPoint Partners Co-Investment V GenPar GP LLC (Delaware)

  GoldPoint Partners Co-Investment V GenPar, LP (Delaware)

   GoldPoint Partners Co-Investment Fund A, LP (Delaware)

   GoldPoint Partners Co-Investment V, LP (Delaware)**

    GPP V B Blocker Holdco LP (Delaware)

GoldPoint Partners Co-Investment V ECI Blocker Holdco D, LP (Delaware)

     GPP V – ECI Aggregator LP (Delaware)

    GPP V E Blocker Holdco LP (Delaware)

GPP V F Blocker Holdco LP (Delaware)

GPP V G Blocker Holdco LP (Delaware)

GoldPoint Partners Private Debt V GenPar GP, LLC (Delaware)

  GoldPoint Partners Private Debt Offshore V, LP (Cayman Island)

  GPP Private Debt V RS LP (Delaware)

  GoldPoint Partners Private Debt V GenPar GP, LP (Delaware)

   GoldPoint Partners Private Debt V, LP (Delaware)

    GPP Private Debt Blocker Holdco A, LLC (Delaware)

     GPP Private Debt V-ECI Aggregator LP (Delaware)

GPP Private Debt Blocker Holdco B, LLC (Delaware)

  GPP LuxCo V GP Sarl (Luxembourg)

  GPP Private Debt LuxCo V SCSp (Luxembourg)

GoldPoint Partners Select Manager III GenPar GP, LLC (Delaware)

  GoldPoint Partners Select Manager III GenPar, L.P. (Cayman Islands)

   GoldPoint Partners Select Manager Fund III, L.P. (Cayman Islands)

   GoldPoint Partners Select Manager Fund III AIV, L.P. (Delaware)

 GoldPoint Partners Select Manager IV GenPar GP, LLC (Delaware)

  GoldPoint Partners Select Manager IV GenPar, L.P. (Delaware)

   GoldPoint Partners Select Manager Fund IV, L.P. (Delaware)

GoldPoint Partners Select Manager V GenPar GP, LLC (Delaware)

  GoldPoint Partners Select Manager V GenPar, L.P. (Delaware)

   GoldPoint Partners Select Manager Fund V, L.P. (Delaware)

 GoldPoint Partners Canada V GenPar Inc. (New Brunswick, Canada)

  GoldPoint Partners Select Manager Canada Fund V, L.P. (Ontario, Canada)

GoldPoint Partners Canada III GenPar Inc. (Canada)

  GoldPoint Partners Select Manager Canada Fund III, L.P. (Canada)

GoldPoint Partners Canada IV GenPar Inc. (Delaware)

  GoldPoint Partners Select Manager Canada Fund IV, L.P. (Delaware)

GoldPoint Partners Co-Investment VI GenPar GP LLC (Delaware)

GoldPoint Partners Co-Investment VI GenPar, LP (Delaware)

GoldPoint Partners Co-Investment VI, LP (Delaware)

GPP VI - ECI Aggregator LP (Delaware)

GPP VI Blocker A LLC (Delaware)

GPP VI Blocker B LLC (Delaware)

GPP VI Blocker C LLC (Delaware)

GPP VI Blocker D LLC (Delaware)

GPP VI Blocker E LLC (Delaware)

   GoldPoint Partners Co-Investment VII GenPar GP LLC (Delaware)

    GoldPoint Partners Co-Investment VII GenPar, LP (Delaware)

     GoldPoint Partners Co-Investment VII, LP (Delaware)

   GoldPoint Private Credit GenPar GP, LLC (Delaware)

    GoldPoint Private Credit Fund, LP (Delaware) (GoldPoint: 100%)

NYLCAP 2010 Co-Invest GenPar GP, LLC (Delaware)

  NYLCAP 2010 Co-Invest GenPar L.P. (Delaware)

   NYLCAP 2010 Co-Invest L.P. (Delaware)

    NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P. (Delaware)

     NYLCAP 2010 Co-Invest ECI Blocker B L.P. (Delaware)

GoldPoint Partners Canada GenPar, Inc. (Canada)

  NYLCAP Select Manager Canada Fund, LP (Canada)

NYLCAP Canada II GenPar Inc. (Canada)

  NYLCAP Select Manager Canada Fund II, L.P. (Canada)

   NYLIM Mezzanine Partners II GenPar GP, LLC (Delaware)

    NYLIM Mezzanine Offshore Partners II, LP (Cayman Islands)

   NYLIM Mezzanine Partners II GenPar, LP (Delaware)

   NYLCAP Mezzanine Partners III GenPar GP, LLC (Delaware)

    NYLCAP Mezzanine Partners III GenPar, LP (Delaware)

     NYLCAP Mezzanine Partners III, LP (Delaware)**

NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco B, LP (Delaware)

 NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker B, LP (Delaware)

NYLCAP Mezzanine Offshore Partners III, L.P. (Cayman Islands)

NYLCAP Select Manager GenPar GP, LLC (Delaware)

    NYLCAP Select Manager GenPar, LP (Delaware)

   NYLCAP Select Manager Fund, LP (Delaware)

  NYLCAP Select Manager Cayman Fund, LP (Cayman Islands)

   NYLCAP Select Manager II GenPar GP, LLC (Delaware)

    NYLCAP Select Manager II GenPar GP, L.P. (Cayman Islands)

     NYLCAP Select Manager Fund II, L.P. (Cayman Islands)**

NYLCAP India Funding LLC (Delaware)

NYLIM-JB Asset Management Co., LLC (Mauritius) (24.66%)4

     New York Life Investment Management India Fund II, LLC (Mauritius)

New York Life Investment Management India Fund (FVCI) II, LLC (Mauritius)

   NYLCAP India Funding III LLC (Delaware)

    NYLIM-Jacob Ballas Asset Management Co. III, LLC (Mauritius) (24.66%)5

4 NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding LLC owns 36% of non-voting carry shares.

5 NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding III LLC owns 31.36% of non-voting carry shares.

     NYLIM Jacob Ballas India Fund III (Mauritius) LLC

      NYLIM Jacob Ballas Capital India (FVCI) III (Mauritius) LLC

      NYLIM Jacob Ballas India (FII) III (Mauritius) LLC

  Evolvence Asset Management, Ltd. (Cayman Islands) (Goldpoint: 24.5%)

   EIF Managers Limited (Mauritius) (58.72%)

   EIF Managers II Limited (Mauritius) (55%)

 PA Capital LLC (Delaware) (68.14%)

   BMG PAPM GP, LLC (Delaware)

    BMG PA Private Markets (Delaware) LP (Delaware)

    BMG Private Markets (Cayman) LP (Cayman Islands)

   PACD MM, LLC (Delaware)

    PA Capital Direct, LLC (Delaware)7

   PA Credit Program Carry Parent, LLC (Delaware)

    PA Credit Program Carry, LLC (Delaware)

PACIF Carry Parent, LLC (Delaware)

    PACIF Carry, LLC (Delaware)

PACIF GP, LLC Delaware)

Private Advisors Coinvestment Fund, LP (Delaware)

   PACIF II GP, LLC Delaware)

Private Advisors Coinvestment Fund II LP (Delaware)

   PACIF II Carry Parent, LLC (Delaware)

    PACIF II Carry, LLC (Delaware)

PACIF III GP, LLC (Delaware)

Private Advisors Coinvestment Fund III, LP (Delaware)

   PACIF III Carry Parent, LLC (Delaware)

    PACIF III Carry, LLC (Delaware)

   PACIF IV GP, LLC (Delaware)

    Private Advisors Coinvestment Fund IV, LP (Delaware)

   PACIF IV Carry Parent, LLC (Delaware)

    PACIF IV Carry, LLC (Delaware)

   PAMMF GP, LLC (Delaware)

    PA Middle Market Fund, LP (Delaware)

   PA Hedged Equity Fund, L.P. (Delaware)

Private Advisors Hedged Equity Fund (QP), L.P. (Delaware)

Private Advisors Hedged Equity Master Fund (Delaware)

   PASOF GP, LLC (Delaware)

    PA Strategic Opportunities Fund, LP (Delaware)

   PASCBF III GP, LLC (Delaware)

Private Advisors Small Company Buyout Fund III, LP (Delaware)

   PASCBF IV GP, LLC (Delaware)

Private Advisors Small Company Buyout Fund IV, LP (Delaware)

   PASCBF IV Carry Parent, LLC (Delaware)

    PASCBF IV Carry, LLC (Delaware)

   PASCBF V GP, LLC (Delaware)

Private Advisors Small Company Buyout Fund V, LP (Delaware)

Private Advisors Small Company Buyout V–ERISA Fund, LP (Delaware)

   PASCBF V Carry Parent, LLC (Delaware)

    PASCBF V Carry, LLC (Delaware)

  PASCPEF VI Carry Parent, LLC (Delaware)

    PASCPEF VI Carry, LLC (Delaware)

  PASCPEF VI GP, LLC (Delaware)

    Private Advisors Small Company Private Equity Fund VI, LP (Delaware)

    Private Advisors Small Company Private Equity Fund VI (Cayman), LP (Cayman Islands)

   PASCPEF VII GP, LLC (Delaware)

    Private Advisors Small Company Private Equity Fund VII, LP (Delaware)

    Private Advisors Small Company Private Equity Fund VII (Cayman), LP (Cayman Islands)

  PASCPEF VII Carry Parent, LLC (Delaware)

     PASCPEF VII Carry, LLC (Delaware)

   PASCPEF VIII GP, LLC (Delaware)

    Private Advisors Small Company Private Equity Fund VIII, LP (Delaware)

    Private Advisors Small Company Private Equity Fund VIII (Cayman), LP (Delaware)

   PASCPEF IX GP, LLC (Delaware)

    PA Small Company Private Equity Fund IX, LP (Delaware)

    PA Small Company Private Equity Fund IX, (Cayman), LP (Cayman Islands)

  Cuyahoga Capital Partners IV Management Group LLC (Delaware)

    Cuyahoga Capital Partners IV LP (Delaware)

   Cuyahoga Capital Emerging Buyout Partners Management Group LLC (Delaware)

    Cuyahoga Capital Emerging Buyout Partners LP (Delaware)

   PA Real Assets Carry Parent, LLC (Delaware)

    PA Real Assets Carry, LLC (Delaware)

   PA Real Assets Carry Parent II, LLC (Delaware)

    PA Real Assets Carry II, LLC (Delaware)

   PA Emerging Manager Carry Parent, LLC (Delaware)

    PA Emerging Manager Carry, LLC (Delaware)

PA Emerging Manager Carry Parent II, LLC (Delaware)

    PA Emerging Manager Carry II, LLC (Delaware)

   RIC I GP, LLC (Delaware)

    Richmond Coinvestment Partners I, LP (Delaware)

   RIC I Carry Parent, LLC (Delaware)

    RIC I Carry, LLC (Delaware)

   PASF V GP, LLC (Delaware)

    Private Advisors Secondary Fund V, LP (Delaware)

   PASF V Carry Parent, LLC (Delaware)

    PASF V Carry, LLC (Delaware)

   PASF VI GP, LLC (Delaware)

    PA Secondary Fund VI, LP (Delaware)

   PARAF GP, LLC (Delaware)

    Private Advisors Real Assets Fund, LP (Delaware)

   PARAF Carry Parent, LLC (Delaware)

    PARAF Carry, LLC (Delaware)

   PASCCIF GP, LLC (Delaware)

    Private Advisors Small Company Coinvestment Fund, LP (Delaware)

    Private Advisors Small Company Coinvestment Fund-ERISA, LP (Delaware)

   PASCCIF II GP, LLC (Delaware)

    Private Advisors Small Company Coinvestment Fund II, LP (Delaware)

   PASCCIF Carry Parent, LLC (Delaware)

    PASCCIF Carry, LLC (Delaware)

   PARAF II GP, LLC (Delaware)

    Private Advisors Real Assets Fund II, LP (Delaware)

   Private Advisors Hedged Equity Fund, Ltd. (Cayman Islands) (0%)

   Private Advisors Hedged Equity Fund (QP), Ltd. (Cayman Islands) (0%)

Private Advisors Hedged Equity Master Fund, Ltd. (Cayman Islands) (owned by two funds above)

   UVF GP, LLC (Delaware)

Undiscovered Value Fund, LP (Delaware)

   Undiscovered Value Fund, Ltd. (Cayman Islands)8

    Undiscovered Value Master Fund SPC (Cayman Islands)

   Washington Pike GP, LLC (Delaware)

    Washington Pike, LP (Delaware)

   RidgeLake Partners GP, LLC (Delaware)

    RidgeLake Partners, LP (Delaware)

NYLCAP Holdings (Mauritius) (Mauritius)

 Jacob Ballas Capital India PVT. Ltd. (Mauritius) (23.30%)

 Industrial Assets Holdings Limited (Mauritius) (28.02%)

 JB Cerestra Investment Management LLP (Mauritius)

NYLIM Service Company LLC (Delaware)

NYL Workforce GP LLC (Delaware)

 New York Life Investment Management LLC (Delaware)

NYLIM Fund II GP, LLC (Delaware)

  NYLIM-TND, LLC (Delaware)

 New York Life Investment Management Hong Kong Limited (China)

 WFHG GP, LLC (Delaware) (50%)

   Workforce Housing Fund I-2007 LP (Delaware) (50%)

IndexIQ Holdings Inc. (Delaware) (“IQ Holdings”)

IndexIQ LLC (Delaware) (NYLIMH: 74.37%, IQHoldings: 25.63%)

 IndexIQ Advisors LLC (Delaware)

 IndexIQ Active ETF Trust (Delaware)7

  IQ MacKay Shields Municipal Insured ETF (NYLIAC: 0.00%)

  IQ MacKay Shields Municipal Intermediate ETF (NYLIAC: 31.00%)

  IQ Ultra Short Duration ETF (NYL: 0.00%)

 IndexIQ ETF Trust (Delaware)

  IQ 50 Percent Hedged FTSE Europe ETF (NYL: 0.00%)

  IQ 50 Percent Hedged FTSE International ETF (NYLIM Holdings: 53.50%)

  IQ 50 Percent Hedged FTSE Japan ETF (NYL: 0.00%)

  IQ 500 International ETF (NYLIM Holdings: 99.10%, NYLIAC: 0.00%)

  IQ Chaikin US Large Cap ETF (NYLIM Holdings: 96.70%)

  IQ Chaikin US Small Cap ETF (NYLIM Holdings: 79.60%)

  IQ Enhanced Core Plus Bond US ETF (NYL: 0.00%)

  IQ Global Agribusiness Small Cap ETF (NYL: 0.00%)

  IQ Global Resources ETF (NYLIM Holdings: (NYL: 0.00%)

  IQ Hedge Event-Driven Tracker ETF (NYL: 0.00%)

  IQ Hedge Long/Short Tracker ETF (NYL: 0.00%)

  IQ Hedge Macro Tracker ETF (NYL: 0.00%)

  IQ Hedge Market Neutral Tracker ETF (NYL: 0.00%)

  IQ Hedge Multi-Strategy Tracker ETF (NYL: 0.00%)

  IQ Leaders GTAA Tracker ETF (NYLC: 0.00%)

  IQ Merger Arbitrage ETF (NYL: 0.00%)

  IQ Real Return ETF (NYL: 0.00%)

  IQ S&P High Yield Low Volatility Bd ETF (NYLIM Holdings: 53.70%)

  IQ Short Duration Enhanced Cor Bd US ETF (NYL: 0.00%)

  IQ US Real Estate Small Cap ETF (NYL: 0.00%)

  IQ Candriam ESG International Equity ETF (NYLIM: 99.50%, NYLIAC: 9.34%)

  IQ Candriam ESG US Equity ETF (NYLIM: 97.90%, NYLIAC: 0.00%)

New York Life Investment Management Holdings International (Luxembourg)

 New York Life Investment Management Holdings II International (Luxembourg)

Candriam Group (“CG”) (Luxembourg)

 CGH UK Acquisition Company Limited (UK)

  Tristan Capital Partners Holdings Limited (England & Wales) (49%)

   Tristan Capital Holdings Limited (England & Wales)

   Tristan Capital Partners LLP (England & Wales)

EPISO 4 Co-Investment LLP (England & Wales)(50%, Tristan Capital Partners LLP 50%)

    EPISO 4 (GP) LLP (England & Wales) 16%)(5 individual members)

EPISO 4 Incentive Partners LLP (England & Wales)(4.7%)(18 Individual members and three corporate members)

CCP 5 Co-Investment LLP (England & Wales)(50%, Tristan Capital Partners LLP 50%)

      Tristan Capital Limited (England & Wales)

Tristan Capital Partners LLP (England & Wales)(92%)(25 individual members)

        CCP III Co-Investment (GP) Limited (Scotland)

         CCP III Co-Investment LP (Scotland)

         CCP IV Co-Investment LP (Scotland)

        CCP III (GP) LLP (England & Wales)(50%)

        CCP III Incentive Partners (GP) Limited (Scotland)

         CCP III Incentive Partners LP (Scotland)

         CCP IV Incentive Partners LP (Scotland)

        Curzon Capital Partners III (GP) Limited (England & Wales)

         CCP III (GP) LLP (England & Wales)(50%)

        EPISO 3 Co-Investment (GP) Limited (Scotland)

         EPISO 3 Co-Investment LP (Scotland)

        EPISO 3 Incentive Partners (GP) Limited (Scotland)

         EPISO 3 Incentive Partners LP (Scotland)

        EPISO 3 IOM Limited (Isle of Man)

        CCP IV (GP) LLP (England & Wales) (50%)

        Curzon Capital Partners IV (GP) Limited (England & Wales)

        CCP 5 GP LLP (England & Wales)(33%)(2 individual members)

        CCP 5 Pool Partnership GP Limited (Jersey)

         CCP 5 Pool Partnership SLP (Jersey)

Tristan Capital Partners Asset Management Limited (England & Wales)

TCP Poland Spolka z ograniczoną odpowiedzialnoscią (Poland)

        TCP Co-Investment (GP) S.à.r.l. (Luxembourg)

         TCP Co-Investment SCSP (Luxembourg)

         TCP Incentive Partners SCSP (Luxembourg)

        TCP Incentive Partners (GP) S.à.r.l. (Luxembourg)

German Property Performance Partners Investors Feeder Verwaltungs GmbH (Germany)

        EPISO 4 (GP) S.à.r.l. (Luxembourg)

        EPISO 4 (GP) II S.à.r.l. (Luxembourg)

     Tristan (Holdings) Limited (England & Wales) (0%) (10 shares held by an individual)

      EPISO 3 Feeder (GP) Limited (Scotland)

      CCP V Feeder (GP) LLP (England & Wales) (2 individual members)

      EPISO 4 Feeder (GP) LLP (England & Wales) (2 individual members)

      CCP 5 Feeder LLP (England & Wales) (33%) (2 individual members)

      Tristan Global Securities GP Limited (Cayman Islands)

       Tristan Global Securities LP (Cayman Islands)

KTA Holdco (Luxembourg) (CANLUX: 66.67%, NYLIA: 33.33%)

Kartesia Management SA (Luxembourg) (33%)

Candriam Luxco S.a.r.l. (Luxembourg) (“CANLUXS”)

 Candriam Luxembourg (Luxembourg) (”CANLUX”) (CG: 90.972%; 1 share held by CANLUXS)

   Candriam Luxembourg Italy Branch

   Candriam Luxembourg UK Establishment

   Candriam Luxembourg Germany Branch

   Candriam Luxembourg US Branch

   Candriam Luxembourg Spain Branch

   Candriam Luxembourg Netherlands Branch

   Candriam Luxembourg MENA Branch (Dubai, UAE)

Candriam Belgium (Belgium) (“CANBEL”) (99.99%; CG: 0.01%)

Candriam France (France) (”CANFR”)

Candriam Monétaire SICAV (France) (CANBEL: 0.95%; CANFR: 0.95%, CIG: 0.01%)

Candriam Switzerland LLC (Switzerland)

Candriam GP (Luxembourg)

Belfius Fund (Luxembourg) (SICAV with Board controlled by Candriam)

 Belfius Fund Belgian Small & Mid Caps (0.00%)

Belfius Equities (Belgian) (CIG:0.00%)

BIL Invest (Luxembourg) (0.00%)

BlueOrchard Microfinance Fund (Luxembourg) (0.00%)

Cordius (Luxembourg) (CANLUX: 12.17%, CANBEL: 7.99%, CANFR: 0.00%)

Cordius CIG (“CIG”) (CANLUX: 60.39%; CANBEL: 39.53%; CANFR: 0.00%)

Candriam Absolute Return (Luxembourg) (CANLUX: 0.13%, CANFR: .0.00%, NYLIAC: 0.00%, CIG: 7.63%)

Candriam Absolute Return Equity Market Neutral (Lux) (CANLUX: .10%, CANFR: .0.00%, NYLIAC: 0.00%, CIG: 9.11%)

Candriam Absolute Return Long Short Digital Equity (CANLUX: 0.28, CIG: 0.01%, NYLIAC: 0.00%)

Candriam Alternative (Luxembourg) (CANLUX: 100%, NYLIAC: 0.00%, CIG: 0.00%)

Candriam Alternative Systemat (CANLUX: 100%, NYLIAC: 0.00%, CIG: 0.00%)

Candriam Bonds (Luxembourg) (CANLUX: 0.02%, CANFR: 0.00, CIG: 0.00%)

 Candriam Bonds Capital Securities (CANFR: 0.00%, CIG: 0.01%)

Candriam Bonds Convertible Defensive (CANLUX: 0.04%)

Candriam Bonds Convertible Opportunities (CANLUX: .0.00%)

Candriam Bonds Credit Opportunities (CANLUX: 0.01%)

Candriam Bonds Emerging Debt Local Currencies (CANLUX: 0.06%, CIG: 0.01)

Candriam Bonds Emerging Markets (CANLUX: 0.03%, CANFR: 0.00%)

Candriam Bonds Emerging Markets Total Return (CANLUX: 0.08%)

Candriam Bonds Emerging Markets Corporate (0.00%)

Candriam Bonds Euro (0.00%)

Candriam Bonds Euro Corporate (CANLUX: 0.03%)

Candriam Bonds Euro Corporate Financials (0.00%)

Candriam Bonds Euro Diversified (0.00%)

Candriam Bonds Euro Government (CANLUX: 0.03%, CANFR: 0.00%)

Candriam Bonds Euro High Yield (CANFR 0.00%, CANLUX: 0.01%)

Candriam Bonds Euro Short Term (CANLUX: 0.02%)

Candriam Bonds Euro Long Term (CANLUX: 0.00, CIG: 0.02%)

Candriam Bonds Floating Rate Notes (0.00%)

Candriam Bonds Global Government (0.00%)

Candriam Bonds Global High Yield (CANLUX: 0.07%)

Candriam Bonds Global Inflation Short Duration (0.00%)

Candriam Bonds Global Sovereign Quality (CIG: 0.01%)

Candriam Bonds International (CANLUX: 0.17%, CIG: 0.01%)

Candriam Bonds Total Return (CANLUX: 0.04%)

Candriam Bonds Total Return Defensive (CANFR:0.00%)

     Candriam Business Equities (Belgium) (0.00%)

      Candriam Business Equities EMU (0.00%)

      Candriam Business Equities Global Income (0.00%)

     Candriam Diversified Futures (CIG: 0.01%, CANFR: 5.92%)

     Candriam Equities L (Luxembourg) (CANLUX: 0.00%)

      Candriam Equities L Asia (0.00%)

      Candriam Equities L Australia (0.00%)

      Candriam Equities L Biotechnology (0.00%)

      Candriam Equities L Emerging Markets (CANLUX: 0.01%)

      Candriam Equities L EMU (0.01%)

      Candriam Equities L Europe Conviction (CANLUX: 0.02%, CIG: 0.01%)

      Candriam Equities L Europe Innovation (0.00%)

      Candriam Equities L Europe Optimum Quality (0.00%)

      Candriam Equities L Small and Mid Caps (CANLUX 0.04%)

      Candriam Equities L Global Demography (CANLUX 0.01%)

      Candriam Equities L Japan (CANLUX 0.00%)

      Candriam Equities L Life Care (CIG: 0.03)

      Candriam Equities L Oncology Impact (CANLUX 0.00%)

      Candriam Equities L Robotics & Innovation Technology (CANLUX: 0.02%)

     Candriam Fund (Luxembourg) (0.00%)

      Candriam Fund Sustainable Euro Corporate Bonds Fossil Free (CIG: 0.01%)

      Candriam Fund Sustainable European Equities Fossil Free (CIG: 0.00%)

     Candriam GF (Luxembourg) (NYLIAC: 56.07%, CIG: 0.02%)

      Candriam GF AUSBIL Global Essential Infrastructure (NYLIAC: 77.24%, CIG: 0.01%)

      Candriam GF Short Duration US High Yield Bonds (NYLIAC: 30.84%, CIG: 0.02%)

      Candriam GF U.S. Equity Opportunities (NYLIAC: 0.00%, CIG: 0.05%)

      Candriam GF US Corporate Bonds (NYLIAC: 95.95%)

Candriam GF US High Yield Corporate Bonds (NYLIAC: 65.22%, CIG: 0.01%)

     Candriam Global Alpha (Luxembourg) (CANLUK: 0.12%, CIG: 0.01%)

     Candriam Impact One (Luxembourg) (NYLIAC: 38.46%)

     Candriam Index Arbitrage (Luxembourg) (CANLUX: 0.02%, CANFR: 0.00%)

     Candriam L (Luxembourg) (CANLUX: .0.06%, NYLIAC: 0.81%, CIG: .06%)

      Candriam L Balanced Asset Allocation (CIG: 0.01%)

      Candriam L Conservative Asset Allocation (CANLUX: 0.16%, CIG: ..00%)

      Candriam, L Defensive Asset Allocation (CIG: 0.05%)

      Candriam L Dynamic Asset Allocation (CIG: 5.21%)

      Candriam L Multi-Asset Income (CANLUX: 0.06%)

      Candriam L Multi-Asset Income & Growth (CANLUX: 0.04%)

      Candriam L Multi-Asset Premia (NYLIAC: 15.68%, CIG: 0.03%)

     Candriam Long Short Credit (CANLUX: 0.01%)

     Candriam Money Market (Luxembourg) (CANLUX: 0.01%, CANFR: 0.00%)

      Candriam Money Market Euro (CANFR: .0.00%)

Candriam Money Market Euro AAA (CANLUX: 0.10%, CANFR: 0.00%)

      Candriam Money Market Usd (0.00%)

Candriam Multi-Strategies (Luxembourg) (CANBEL 16.51%, CANFR: 25.32%, CANLUX: 58.14%, CIG: 0.01%)

Candriam Patrimoine Obli-Inter (France) (CANFR: 0.00%)

     Candriam Quant (Luxembourg) (CANLUX: 0.00%, CIG: 0.01%)

      Candriam Quant Equities Europe (CIG 0.00%)

      Candriam Quant Equities Multi-Factor EMU (CIG: 0.03%)

      Candriam Quant Equities Multi-Factor Global (CIG: 0.01%)

Candriam Quant Equities USA (CIG 0.01%)

     Candriam Risk Arbitrage (Luxembourg) (CANLUX: 0.03%, CIG: 0.00%)

     Candriam SRI (Luxembourg) (CANLUX: 0.01%, CANBEL: 0.00%, CANFR: 0.00%)

      Candriam SRI Bond Emerging Markets (CANLUX: 0.01%, CANFR: 0.00%)

Candriam SRI Bond Euro (CANLUX: 0.04%)

Candriam SRI Bond Euro Aggregate Index (CIG: 0.01%)

Candriam SRI Bond Euro Corporate (CANLUX: 0.03%)

Candriam SRI Bond Euro Short Term (0.00%)

Candriam SRI Bond Global (0.00%)

Candriam SRI Bond Global High Yield (CANLUX: 0.02%)

Candriam SRI Defensive Asset Allocation (CANBEL: 0.00%)

Candriam SRI Equity Circular Economy (CIG: 0.01)

Candriam SRI Equity Climate Action (CIG: 0.00%)

Candriam SRI Equity Emerging Markets (CANLUX: 0.01%)

Candriam SRI Equity EMU (CANLUX: 0.02%)

Candriam SRI Equity Europe (CANLUX: 0.01%)

Candriam SRI Equity North America (CANLUX: 0.01%)

Candriam SRI Equity Pacific (0.01%)

Candriam SRI Equity World (CANLUX: 0.01%)

Candriam SRI Money Market Euro (0.00%)

     Candriam Sustainable (Luxembourg) (CANLUX: 0.01%, CIG: 0.00%)

      Candriam Sustainable Bond Emerging Markets (CANLUX: 0.01%)

      Candriam Sustainable Bond Euro (CANLUX: 0.04)

      Candriam Sustainable Bond Euro Aggregate Index (CIG: 0.01%)

      Candriam Sustainable Bond Euro Corporate (CANLUX: 0.03%)

      Candriam Sustainable Bond Euro Short Term (0.00%)

      Candriam Sustainable Bond Global (0.00%)

      Candriam Sustainable Bond Global High Yield (CANLUX: 0.01%)

      Candriam Sustainable Defensive Asset Allocation (0.00%)

      Candriam Sustainable Equity Circular Economy (CIG: 0.01%)

      Candriam Sustainable Equity Climate Action (0.00%)

      Candriam Sustainable Equity Emerging Markets (CANLUX: 0.01%)

      Candriam Sustainable Equity EMU (CANLUX: 0.02%)

      Candriam Sustainable Equity Europe (CANLUX: 0.01%)

      Candriam Sustainable Equity Future Mobility (CIG: 0.14%)

      Candriam Sustainable Equity North America (CANLUX: 0.01%)

      Candriam Sustainable Equity Pacific (CIG: 0.01%)

      Candriam Sustainable Equity World (CANLUX: 0.01%)

      Candriam Sustainable Euro Bonds (CIG: 0.58%)

      Candriam Sustainable Euro Corporate Bonds (0.00%)

Candriam Sustainable Euro Short Term Bonds (CIG: 0.01%)

      Candriam Sustainable Europe (0.00%)

      Candriam Sustainable High (CIG: 0.01%)

Candriam Sustainable Low (0.00%)

Candriam Sustainable Medium (0.00%)

Candriam Sustainable Money Market Euro (0.00%)

Candriam Sustainable North America (0.00%)

      Candriam Sustainable Pacific (CIG: 0.01%)

      Candriam Sustainable World (0.00%)

      Candriam Sustainable World Bonds (CIG: 0.38%)

     Candriam World Alternative (Luxembourg) (CANLUX: 0.09%, NYLIAC: 29.90%, CIG: 0.00%)

     Candriam World Alternative Alphamax (NYLIAC: 37.61%, CANLUX: 0.12%, CIG: 0.00%)

     Cleome Index (Luxembourg) (0.00%)

      Cleome Index EMU Equities (0.00%)

Cleome Index Euro Corporate Bonds (0.00%)

Cleome Index Euro Government Bonds (0.00%)

Cleome Index Euro Long Term Bonds (0.00%)

Cleome Index Euro Short Term Bonds (0.00%)

Cleome Index Europe Equities (0.00%)

Cleome Index Global Equities (CIG: 0.07%)

Cleome Index USA Equities (0.00%)

     Paricor (CIG: 0.06%)

      Paricor Patrimonium (CIG: 0.07%)

     IndexIQ (CIG: 29%)

      IndexIQ Factors Sustainable Corporate Euro Bond (CIG: 40%)

      IndexIQ Factors Sustainable EMU Equity (CIG: 2.38%)

IndexIQ Factors Sustainable Europe Equity (CIG: 19%)

      IndexIQ Factors Sustainable Japan Equity (CIG: 30%)

      IndexIQ Factors Sustainable Sovereign Euro Bond (CIG: 19%)

Ausbil Investment Management Limited (Australia) (“AUSBIL”) (78.83%)

 Ausbil Australia Pty. Ltd. (Australia)

 Ausbil Asset Management Pty. Ltd. (Australia)

 Ausbil Global Infrastructure Pty. Limited (Australia) (55%) (45% owned by 4 employees)

   ISPT Holding (Australia) (.037%)

   Ausbil Investment Management Limited Employee Share Trust (Australia) (Ausbil: 100%)

Ausbil 130/30 Focus Fund (Australia)6

[6] Registered Managed Investment Scheme of which Ausbil Investment Management Limited is the sole Responsible Party

Ausbil IT - Ausbil Dividend Income Fund (Australia) (NYLIAC: 25.80%)

 Ausbil IT - Ausbil Active Sustainable Equity Fund (Australia) (NYLIAC 37.19%) (Ausbil has sole authority over fund)

  Ausbil Australian Active Equity Fund (Australia)

  Ausbil Australian Concentrated Equity Fund (Australia)

  Ausbil Australian Emerging Leaders Fund (Australia)

  Ausbil Australian Geared Equity Fund (Australia)

  Ausbil Australian Smallcap Fund (Australia)

  Ausbil Balanced Fund (Australia)

  Ausbil EGS Focus Fund (Australia)

  Ausbil IT - Ausbil Global Essential Infrastructure Fund (Australia) (NYLIAC: .48.98%)

  Ausbil IT - Ausbil Global Resources Fund (Australia) (50.19%)

  Ausbil IT - Ausbil Global SmallCap Fund (Australia) (66.13%)

  Ausbil IT - Ausbil Microcap Fund (Australia) (NYLIAC: 1 4.99%)

  Ausbil IT - MacKay Shields Multi-Sector Bond Fund (Australia) (NYLIAC: 98.08%)

  Ausbit IT – Ausbil Long Short Focus Fund (Australia) (NYLIAC: 96.25%)

NYLIFE Distributors LLC (Delaware)

Flatiron CLO 2013-1-Ltd. (Cayman Islands) (NYL: 0%) (NYLIC: 25% equity)

Flatiron CLO 2015-1 Ltd. (Cayman Islands) (NYL: 0%) (NYL Investors Approx. 59.155% Equity)

Flatiron CLO 17 Ltd. (Cayman Islands) (NYL: 0%) (NYLIC: 4.09% debt, NYL Investors 54% equity)

Flatiron CLO 18 Ltd. (Cayman Islands) (NYL: 0%) (NYL Investors 100% Equity)

Flatiron CLO 18 Funding Ltd. (Cayman Islands) (NYL: 100%)

Flatiron CLO 19 Funding Ltd. (Cayman Islands) (NYL: 0%)

Flatiron CLO 20 Funding Ltd. (Cayman Islands) (NYL: 0%) (NYL Investors 62% Equity)

Stratford CDO 2001-1 Ltd. (Cayman Islands)

NYLIFE LLC (Delaware)

Eagle Strategies LLC (Delaware)

Fabric of Family LLC (Delaware)

New York Life Capital Corporation (Delaware)

New York Life Trust Company (New York)

NYLIFE Securities LLC (Delaware)

NYLINK Insurance Agency Incorporated (Delaware)

NYLUK I Company (United Kingdom)

  NYLUK II Company (United Kingdom)

   Gresham Mortgage (United Kingdom)

   W Construction Company (United Kingdom)

   WUT (United Kingdom)

   WIM (AIM) (United Kingdom)

Silver Spring, LLC (Delaware)

 Silver Spring Associates, L.P. (Pennsylvania)

SCP 2005-C21-002 LLC (Delaware)

SCP 2005-C21-003 LLC (Delaware)

SCP 2005-C21-006 LLC (Delaware)

SCP 2005-C21-007 LLC (Delaware)

SCP 2005-C21-008 LLC (Delaware)

SCP 2005-C21-009 LLC (Delaware)

SCP 2005-C21-017 LLC (Delaware)

SCP 2005-C21-018 LLC (Delaware)

SCP 2005-C21-021 LLC (Delaware)

SCP 2005-C21-025 LLC (Delaware)

SCP 2005-C21-031 LLC (Delaware)

SCP 2005-C21-036 LLC (Delaware)

SCP 2005-C21-041 LLC (Delaware)

SCP 2005-C21-043 LLC (Delaware)

SCP 2005-C21-044 LLC (Delaware)

SCP 2005-C21-048 LLC (Delaware)

SCP 2005-C21-061 LLC (Delaware)

SCP 2005-C21-063 LLC (Delaware)

SCP 2005-C21-067 LLC (Delaware)

SCP 2005-C21-069 LLC (Delaware)

SCP 2005-C21-070 LLC (Delaware)

NYMH-Ennis GP, LLC (Delaware)

 NYMH-Ennis, L.P. (Texas)

NYMH-Freeport GP, LLC (Delaware)

 NYMH-Freeport, L.P. (Texas)

NYMH-Houston GP, LLC (Delaware)

 NYMH-Houston, L.P. (Texas)

NYMH-Plano GP, LLC (Delaware)

 NYMH-Plano, L.P. (Texas)

NYMH-San Antonio GP, LLC (Delaware)

 NYMH-San Antonio, L.P. (Texas)

NYMH-Stephenville GP, LLC (Delaware)

 NYMH-Stephenville, L.P. (Texas)

NYMH-Taylor GP, LLC (Delaware)

 NYMH-Taylor, L.P. (Texas)

NYMH-Attleboro MA, LLC (Delaware)

NYMH-Farmingdale, NY LLC (Delaware)

NYLMDC-King of Prussia GP, LLC (Delaware)

 NYLMDC-King of Prussia Realty, LP (Delaware)

NYLife Real Estate Holdings LLC (Delaware)

 Huntsville NYL LLC (Delaware)

 CC Acquisitions, LP (Delaware)

 REEP-IND Cedar Farms TN LLC (Delaware)

  Cedar Farms JV LLC (Delaware) (90%)

 REEP-IND Continental NC LLC (Delaware)

  LRC-Patriot, LLC (Delaware) (93%)

   REEP-LRC Industrial LLC (Delaware)

REEP-IND Forest Park NJ LLC (Delaware)

 FP Building 4 LLC (Delaware)

 FP Building 1-2-3 LLC (Delaware)

 FP Building 17, LLC (Delaware)

 FP Building 20, LLC (Delaware)

 FP Mantua Grove LLC (Delaware)

 FP Lot 1.01 LLC (Delaware)

REEP-IND NJ LLC (Delaware)

 NJIND JV LLC (Delaware) (93%)

  NJIND Hook Road LLC (Delaware)

  NJIND Bay Avenue LLC (Delaware)

  NJIND Corbin Street LLC (Delaware)

REEP-MF Cumberland TN LLC (Delaware)

 Cumberland Apartments, LLC (Tennessee)

REEP-MF Enclave TX LLC (Delaware)

 Enclave CAF LLC (Delaware)

REEP-MF Marina Landing WA LLC (Delaware)

 REEP-SP Marina Landing LLC (Delaware) (98%)

REEP-MF Mira Loma II TX LLC (Delaware)

 Mira Loma II, LLC (Delaware) (50%)

 REEP-MF Summitt Ridge CO LLC (Delaware)

  Summitt Ridge Apartments, LLC (Delaware)

 REEP-MF Woodridge IL LLC (Delaware)

 REEP-OF Centerpointe VA LLC (Delaware)

  Centerpointe (Fairfax) Holdings LLC (Delaware) (50%)

 REEP-OFC 575 Lex NY LLC (Delaware)

 REEP-OFC 575 Lex NY GP LLC (Delaware)

  Maple REEP-OFC 575 Lex Holdings LP (Delaware) (50%)

  Maple REEP-OFC 575 Lex Owner LLC (Delaware) (50%)

 REEP-RTL SASI GA LLC (Delaware)

 REEP-RTL Bradford PA LLC (Delaware)

 REEP-OFC Royal Centre GA LLC (Delaware)

  Royal Centre, LLC (Delaware) (90%)

 REEP-RTL CTC NY LLC (Delaware)

 REEP-OFC 5005 LBJ Freeway TX LLC (Delaware) (97%)

  5005 LBJ Tower LLC (Delaware) (97%)

  REEP-OFC/RTL MARKET ROSS TX LLC (Delaware)

  MARKET ROSS TX JV LLC (Delaware) (98.7%)

   MARKET ROSS TX GARAGE OWNER LLC (Delaware)

   MARKET ROSS TX OFFICE OWNER LLC (Delaware)

   MARKET ROSS TX RETAIL OWNER LLC (Delaware)

 REEP-OFC Mallory TN LLC (Delaware)

  3665 Mallory JV LLC (Delaware) (90.9%)

REEP-OFC WATER RIDGE NC LLC (Delaware)

REEP-OFC Viridian AZ LLC (Delaware)

 REEP-Hines Viridian JV LLC (Delaware) (73.0309%)

REEP-OFC 2300 Empire LLC (Delaware)

REEP-MF Wynnewood PA LLC (Delaware)

 Wynnewood JV LLC (Delaware) (92.5%)

REEP-MU Fayetteville NC LLC (100%) (Delaware)

 501 Fayetteville JV LLC (85%) (Delaware)

  501 Fayetteville Owner LLC (100%) (Delaware)

REEP-MU SOUTH GRAHAM NC LLC (Delaware)

 401 SOUTH GRAHAM JV LLC (Delaware) (90%)

  401 SOUTH GRAHAM OWNER LLC (Delaware)

REEP-IND COMMERCE CITY CO LLC (Delaware)

 REEP-BRENNAN COMMERCE CITY JV LLC (Delaware)

REEP-MF ART TOWER OR LLC (Delaware)

 REEP-WP ART TOWER JV LLC (Delaware)

REEP-OFC Mass Ave MA LLC (Delaware)

REEP-MF FARMINGTON IL LLC (Delaware)

 REEP-MARQUETTE FARMINGTON JV LLC (Delaware) (90%)

  REEP-MARQUETTE FARMINGTON OWNER LLC (Delaware)

2015 DIL PORTFOLIO HOLDINGS LLC (Delaware) (NYLIC: 100%)

 PA 180 KOST RD LLC (Delaware)

2017 CT REO HOLDINGS LLC (Delaware) (NYLIC: 62.307692%; NYLIAC: 37.692308%)

Cortlandt Town Center LLC (Delaware)

REEP-HZ SPENCER LLC (Delaware)

REEP-IND 10 WEST AZ LLC (Delaware)

REEP-IND 4700 Nall TX LLC (Delaware)

REEP-IND Aegean MA LLC (Delaware)

REEP-IND Alpha TX LLC (Delaware)

REEP-IND MCP VIII NC LLC (Delaware)

REEP-IND CHINO CA LLC (Delaware)

REEP-IND FREEDOM MA LLC (Delaware)

REEP-IND Fridley MN LLC (Minnesota)

REEP-IND Green Oaks IL LLC (Delaware)

REEP-IND Kent LLC (Delaware)

REEP-IND LYMAN MA LLC (Delaware)

REEP- IND MCP II NC LLC (Delaware)

REEP- IND MCP III NC LLC (Delaware)

REEP- IND MCP IV NC LLC (Delaware)

REEP- IND MCP V NC LLC (Delaware)

REEP- IND MCP VII NC LLC (Delaware)

REEP-INC MCP III OWNER NC LLC (Delaware)

REEP-IND RTG NC LLC (Delaware)

REEP-IND Simonton TX LLC (Delaware)

REEP-IND Valley View TX LLC (Delaware)

REEP-IND Valwood TX LLC (Delaware)

REEP-MF 960 East Paces Ferry GA LLC (Delaware)

REEP-MF 960 EPF Opco GA LLC (Delaware)

REEP-MF Emblem DE LLC (Delaware)

REEP-MF Gateway TAF UT LLC (Delaware) (NYLIC: 99%, NYLIAC: 1%)

 REEP-WP Gateway TAB JV LLC (Delaware) (LLC: 99%, NYLIAC: 1%)

REEP-MF Issaquah WA LLC (Delaware)

REEP-MF Mount Vernon GA LLC (Delaware)

REEP-MF Mount Laurel NJ LLC (Delaware)

REEP-MF NORTH PARK CA LLC (Delaware)

REEP-MF AVERY TX LLC (Delaware)

 REEP-AVERY OWNER LLC (Delaware)

REEP-MF Verde NC LLC (Delaware)

REEP-MF Wallingford WA LLC (Delaware)

REEP-OFC Bellevue WA LLC (Delaware)

REEP-OFC WATER RIDGE NC HOLDCO LLC (Delaware)

REEP-OFC ONE WATER RIDGE NC LLC (Delaware)

REEP-OFC TWO WATER RIDGE NC LLC (Delaware)

REEP-OFC FOUR WATER RIDGE NC LLC (Delaware)

REEP-OFC FIVE WATER RIDGE NC LLC (Delaware)

REEP-OFC SIX WATER RIDGE NC LLC (Delaware)

REEP-OFC SEVEN WATER RIDGE NC LLC (Delaware)

REEP-OFC EIGHT WATER RIDGE NC LLC (Delaware)

REEP-OFC NINE WATER RIDGE NC LLC (Delaware)

REEP-OFC TEN WATER RIDGE NC LLC (Delaware)

REEP-OFC ELEVEN WATER RIDGE NC LLC (Delaware)

REEP-MF FOUNTAIN PLACE MN LLC (Delaware)

 REEP-MF FOUNTAIN PLACE LLC (Delaware)

REEP-MF Park-Line FL LLC (Delaware)

REEP-OFC 2300 Empire CA LLC (Delaware)

REEP-IND 10 WEST II AZ LLC (Delaware)

REEP-RTL Flemington NJ LLC (Delaware)

REEP-RTL Mill Creek NJ LLC (Delaware)

REEP-RTL NPM GA LLC (Delaware)

REEP TAB ONE LLC (Delaware)

REEP-RTL DTC VA LLC (Delaware)

NJIND Raritan Center LLC (Delaware)

NJIND Talmadge Road LLC (Delaware)

NJIND Melrich Road LLC (Delaware)

FP Building 18, LLC (Delaware)

FP Building 19, LLC (Delaware)

PTC Acquisitions, LLC (Delaware)

Martingale Road LLC (Delaware)

New York Life Funding (Cayman Islands)7

New York Life Global Funding (Delaware)7

Government Energy Savings Trust 2003-A (GEST) (New York)8

UFI-NOR Federal Receivables Trust, Series 2009B (New York)8

NYLARC Holding Company Inc. (Arizona)7

New York Life Agents Reinsurance Company (Arizona)7

JREP Fund Holdings I, L.P. (12.5%) (Cayman Is.)

Jaguar Real Estate Partners L.P. (30.3%) (Cayman Is.)

NYLIFE Office Holdings Member LLC (Delaware) (51%)

 NYLIFE Office Holdings LLC (Delaware) (51%)

  NYLIFE Office Holdings REIT LLC (Delaware)

   REEP-OFC DRAKES LANDING CA LLC (Delaware)

   REEP-OFC CORPORATE POINTE CA LLC (Delaware)

   REEP-OFC VON KARMAN CA LLC (Delaware)

   REEP-OFC ONE BOWDOIN SQUARE MA LLC (Delaware)

   REEP-OFC 525 N Tryon NC LLC (Delaware)

    525 Charlotte Office LLC (Delaware) (100%)

  NYLIFE Office Holdings Acquisitions REIT LLC (Delaware)

  REEP OFC Westory DC LLC (Delaware)

Skyhigh SPV Note Issuer 2020 Parent Trust8

Skyhigh SPV Note Issuer 2020 LLC8

[7] Control is through a reliance relationship between NYLIC and this entity, not ownership of voting interests. [8] Control is through financial interest, not ownership of voting interests.

ITEM 30. INDEMNIFICATION

The MainStay Group of Funds, which includes MainStay Funds Trust, MainStay VP Funds Trust and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy. The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only. Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

Article VII of MainStay VP Funds Trust’s (“Registrant’s”) Declaration of Trust states as follows:

Section 3. Indemnification.

(a) For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

Laws:

(b) Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws

(i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii) every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii) every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c) Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d) No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e) With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i) by the court or other body before which the Proceeding was brought;

(ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial- type inquiry).

(f) The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(g) Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Section 5. Insurance.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Person entitled to indemnification from the Trust in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity entitling him or her to indemnification hereunder.

In addition, each Trustee has entered into a written agreement with the Registrant pursuant to which the Registrant is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and By-Laws of the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISOR

New York Life Investment Management LLC (“New York Life Investments”) acts as the investment adviser for each series of the following open- end registered management investment companies: MainStay Funds Trust, MainStay VP Funds Trust and The MainStay Funds.

The list of officers and directors of New York Life Investments, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by New York Life Investments (SEC File No: 801-57396).

Brown Advisory LLC – File No. 80-38826
Candriam Belgium – File No. 801-80508
Epoch Investment Partners, Inc. – File No. 801-63118
FIAM LLC – File No. 801-63658
IndexIQ Advisors LLC – File No. 801-68220
Janus Capital Management LLC – File No. 801-13991
MacKay Shields LLC – File No. 801-5594
Mellon Investments Corporation – File No. 801-19785
NYL Investors LLC – File No. 801-78759
Pacific Investment Management Company, LLC – File No. 801-48187

Segall Bryant & Hamill, LLC – File No. 801-47232
T. Rowe Price Associates, Inc. – File No. 801-856

Wellington Management Company LLC – File No. 801-15908
Winslow Capital Management LLC – File No. 801-41316

ITEM 32. PRINCIPAL UNDERWRITERS

a. Inapplicable

b. Inapplicable

c. Inapplicable

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are maintained at the offices of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, the Registrant, the Manager, the Subadvisors and NYLIFE Distributors LLC. The Registrant, the Manager and NYLIFE Distributors LLC’s address is 30 Hudson Street, Jersey City, New Jersey 07302. The Subadvisors addresses are: Brown Advisory LLC, 901 South Bond Street, Suite 400, Baltimore, Maryland 21231; Candriam Belgium S.A., Avenue des Arts 58, 1000 Bruxelles, Belgium; CBRE Clarion Securities, 201 King of Prussia Road; Radnor, Pennsylvania 19087; Epoch Investment Partners, Inc., 399 Park Avenue, New York, NY 10022; FIAM LLC, 900 Salem Street, Smithfield, RI 02917; IndexIQ Advisors LLC, 51 Madison Avenue, New York, NY 10010; Janus Capital Management LLC, 151 Detroit Street, Denver, CO 80206-4805; MacKay Shields LLC, 1345 Avenue of the Americas, New York, NY 10105; Mellon Investments Corporation, 201 Washington Street, Boston, MA 02108; NYL Investors LLC, 51 Madison Avenue, New York, NY 10010; Pacific Investment Management Company LLC, 650 Newport Center Drive, Newport Beach, CA 92660; Segall Bryant & Hamill, LLC, 540 West Madison Street, Suite 1900, Chicago, IL 60661; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, MD 21202; Wellington Management Company LLC, 280 Congress Street, Boston, MA 02210; and Winslow Capital Management LLC, 4400 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Records relating to the Registrant’s custodian are maintained by JPMorgan Chase Bank, N.A., 383 Madison Avenue, New York, New York 10179.

Records relating to the Transfer Agent of the MainStay VP Convertible Portfolio – Service 2 Class shares and MainStay VP Floating Rate Portfolio– Initial and Service Class shares are maintained by DST Asset Manager Solutions, Inc., 2000 Crown Colony Drive, Quincy, MA 02169.

ITEM 34. MANAGEMENT SERVICES.

Inapplicable.

ITEM 35. UNDERTAKINGS.

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and that it has duly caused this Post-Effective Amendment No. 134 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City in the State of New Jersey, on the 19th day of October 2021.

MAINSTAY VP FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 134 to the Registration Statement has been signed below by the following persons in the capacities indicated on October 19, 2021.

SIGNATURE	TITLE

/s/ Kirk C. Lehneis	President and Principal Executive Officer
Kirk C. Lehneis

/s/ Susan B. Kerley*	Trustee and Chairman of the Board
Susan B. Kerley

/s/ David H. Chow*	Trustee
David H. Chow

/s/ Yie-Hsin Hung*	Trustee
Yie-Hsin Hung

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Jacques P. Perold*	Trustee
Jacques P. Perold

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Jack R. Benintende	Treasurer and Principal Financial and Accounting Officer
Jack R. Benintende

By:
/s/ J. Kevin Gao	Secretary
J. Kevin Gao
As Attorney-in-Fact

* Pursuant to Powers of Attorney previously filed.